Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of components of income tax expense (benefit)

Significant components of the Company’s and its subsidiaries’ assets are as follows

	As of December 31,
	2020	2019

	(in thousands)
Deferred tax assets
Israeli companies net-operating-loss carry forward	$11,906	$10,085
Maltese subsidiary net-operating-loss carry forward	4,090	4,081
Israeli subsidiary capital-loss carry forward	577	881
Other reserves and allowances	27	21
Total deferred-tax assets	16,600	15,068
Valuation allowance	(16,600)	(15,068)
Net deferred-tax assets	$—	$—

Schedule of effective income tax rate reconciliation

A reconciliation of the Company’s effective tax expense to the Company’s theoretical statutory tax benefit is as follows:

	Year ended December 31,
	2020	2019	2018

	(in thousands)

Loss before taxes on income, as reported in the consolidated statements of operations	$28,771	$20,461	$9,781

Statutory tax rate	12%	12%	12%

Theoretical tax benefit	3,453	2,455	1,174
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(3,453)	(2,455)	(1,174)
Tax withheld from upfront payment from Samil	—	—	75
Actual tax expense	$—	$—	$75